Debt (Details 3) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
First Royalty Target Period [Member]
Debt Instrument [Line Items]
ROYALTY TARGET	$ 24,000,000
EARN-OUT VALUE	$ 7,500,000
Fourth Royalty Target Period [Member]
Debt Instrument [Line Items]
ROYALTY TARGET		$ 24,000,000
EARN-OUT VALUE		$ 7,500,000
Applicable Less than 76% [Member] | First Royalty Target Period [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED		0.00%
Applicable Less than 76% [Member] | Fourth Royalty Target Period [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED	0.00%
Applicable 76% up to 80% [Member] | First Royalty Target Period [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED		40.00%
Applicable 76% up to 80% [Member] | Fourth Royalty Target Period [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED	40.00%
Applicable 80% up to 90% [Member] | First Royalty Target Period [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED		70.00%
Applicable 80% up to 90% [Member] | Fourth Royalty Target Period [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED	70.00%
Applicable 90% up to 95% [Member] | First Royalty Target Period [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED		80.00%
Applicable 90% up to 95% [Member] | Fourth Royalty Target Period [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED	80.00%
Applicable 95% up to 100% [Member] | First Royalty Target Period [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED		90.00%
Applicable 95% up to 100% [Member] | Fourth Royalty Target Period [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED	90.00%
Applicable 100% or Greater [Member] | First Royalty Target Period [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED		100.00%
Applicable 100% or Greater [Member] | Fourth Royalty Target Period [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED	100.00%